Capital Standards	12 Months Ended
Dec. 31, 2012
Capital Standards [Abstract]
Capital Standards
18.	Capital Standards

The Federal Reserve Board and the Federal Deposit Insurance Corporation have adopted risk-based capital standards for banking organizations.  These standards require ratios of capital to assets for minimum capital adequacy and to be classified as well capitalized under prompt corrective action provisions.  The capital ratios and minimum capital adequacy requirements of the Company and the Bank are as follows:

	Company		Bank		To be well	Minimum
	Actual		Actual		capitalized	adequacy
(in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

December 31, 2012
Total risk-based capital	$76,924	35.4%	$73,022	34.0%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$76,081	35.0%	$72,242	33.7%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$76,081	17.1%	$72,242	16.4%	5.0%	4.0%
(to average fourth quarter assets)

December 31, 2011
Total risk-based capital	$75,629	35.0%	$71,740	33.6%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$74,938	34.6%	$71,068	33.3%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$74,938	17.9%	$71,068	17.1%	5.0%	4.0%
(to average fourth quarter assets)

December 31, 2010
Total risk-based capital	$74,449	33.6%	$70,181	32.1%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$73,176	33.0%	$69,198	31.7%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$73,176	17.5%	$69,198	16.9%	5.0%	4.0%
(to average fourth quarter assets)

Tier 1 capital consists of common stock, additional paid-in capital, and retained earnings.  Total risk-based capital includes limited amounts of the allowance for loan losses and unrealized gains on available for sale equity securities.  In calculating risk-weighted assets, specific risk percentages are applied to each category of asset and off-balance sheet items.
Failure to meet the capital requirements could affect the Company's ability to pay dividends and accept deposits, and may significantly affect the operations of the Company.
In the most recent regulatory report, the Company was determined to be well capitalized.  Management has no plans that should change the classification of the capital adequacy.